Intangible Assets and Other Assets, Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2020
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance	$ 19,705	$ 20,807
Accounts receivable	30,541	23,646
Operating lease assets (lessor)	5,558	5,790
Operating lease ROU assets (lessee)	3,412	3,837
Other	12,839	15,949
Total other assets	78,815	75,838	[1]	$ 87,496
AFS And HTM debt securities [Member]
Components of Other Assets [Line Items]
Interest receivable	1,616	1,572
Loans [Member]
Components of Other Assets [Line Items]
Interest receivable	3,933	3,470
Trading and other [Member]
Components of Other Assets [Line Items]
Interest receivable	$ 1,211	$ 767

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).